UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sustainable Asset Management USA, Inc.
Address: 909 Third Avenue
         New York, NY  10022

13F File Number:  028-13430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William G. Butterly, III
Title:     Chief Legal Officer
Phone:     212-908-0443

Signature, Place, and Date of Signing:

 /s/ William G. Butterly, III     New York, NY     August 06, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    54

Form 13F Information Table Value Total:    $66,110 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12637                     Robeco Groep NV

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN STS WTR CO            COM              029899101     1111    28050 SH       DEFINED                 28050        0        0
AMERICAN WTR WKS CO INC NEW    COM              030420103     3650   106500 SH       DEFINED                106500        0        0
AQUA AMERICA INC               COM              03836W103     1668    66800 SH       DEFINED                 66800        0        0
ASHLAND INC NEW                COM              044209104     1227    17700 SH       DEFINED                 17700        0        0
BANK NOVA SCOTIA HALIFAX       COM              064149107      282     5450 SH       DEFINED                  5450        0        0
CALGON CARBON CORP             COM              129603106     1697   119300 SH       DEFINED                119300        0        0
CALIFORNIA WTR SVC GROUP       COM              130788102      923    50000 SH       DEFINED                 50000        0        0
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601     1196    64916 SH       DEFINED                 64916        0        0
COMPANHIA PARANAENSE ENERG C   SPON ADR PFD     20441B407      629    29000 SH       DEFINED                 29000        0        0
DANAHER CORP DEL               COM              235851102     5156    99000 SH       DEFINED                 99000        0        0
DELL INC                       COM              24702R101      272    21700 SH       DEFINED                 21700        0        0
ENPHASE ENERGY INC             COM              29355A107      143    23000 SH       DEFINED                 23000        0        0
FLOWSERVE CORP                 COM              34354P105     2203    19200 SH       DEFINED                 19200        0        0
FRANKLIN ELEC INC              COM              353514102     1150    22500 SH       DEFINED                 22500        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104      482    27330 SH       DEFINED                 27330        0        0
HAWAIIAN ELEC INDUSTRIES       COM              419870100      770    27000 SH       DEFINED                 27000        0        0
HEWLETT PACKARD CO             COM              428236103      353    17568 SH       DEFINED                 17568        0        0
ICF INTL INC                   COM              44925C103      593    24830 SH       DEFINED                 24830        0        0
IDEX CORP                      COM              45167R104     2347    60200 SH       DEFINED                 60200        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      607     3105 SH       DEFINED                  3105        0        0
ITC HLDGS CORP                 COM              465685105      620     9000 SH       DEFINED                  9000        0        0
ITRON INC                      COM              465741106     1955    47400 SH       DEFINED                 47400        0        0
JOHNSON CTLS INC               COM              478366107      720    26000 SH       DEFINED                 26000        0        0
KIMBERLY CLARK CORP            COM              494368103      581     6936 SH       DEFINED                  6936        0        0
KROGER CO                      COM              501044101      605    26100 SH       DEFINED                 26100        0        0
LIFE TECHNOLOGIES CORP         COM              53217V109      472    10500 SH       DEFINED                 10500        0        0
LIMITED BRANDS INC             COM              532716107      380     8936 SH       DEFINED                  8936        0        0
LINDSAY CORP                   COM              535555106     1148    17700 SH       DEFINED                 17700        0        0
MASTEC INC                     COM              576323109      406    27000 SH       DEFINED                 27000        0        0
MCDONALDS CORP                 COM              580135101      293     3306 SH       DEFINED                  3306        0        0
MICROSOFT CORP                 COM              594918104      645    21090 SH       DEFINED                 21090        0        0
MYLAN INC                      COM              628530107      409    19150 SH       DEFINED                 19150        0        0
NORTHEAST UTILS                COM              664397106     1125    29000 SH       DEFINED                 29000        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      672     7831 SH       DEFINED                  7831        0        0
ORACLE CORP                    COM              68389X105      505    17000 SH       DEFINED                 17000        0        0
PALL CORP                      COM              696429307      636    11600 SH       DEFINED                 11600        0        0
PENTAIR INC                    COM              709631105     4219   110200 SH       DEFINED                110200        0        0
PEPCO HOLDINGS INC             COM              713291102     1272    65000 SH       DEFINED                 65000        0        0
PFIZER INC                     COM              717081103      702    30506 SH       DEFINED                 30506        0        0
PROCTER & GAMBLE CO            COM              742718109      606     9892 SH       DEFINED                  9892        0        0
QUANTA SVCS INC                COM              74762E102      505    21000 SH       DEFINED                 21000        0        0
REYNOLDS AMERICAN INC          COM              761713106      559    12450 SH       DEFINED                 12450        0        0
ROBBINS & MYERS INC            COM              770196103      899    21500 SH       DEFINED                 21500        0        0
ROPER INDS INC NEW             COM              776696106      631     6400 SH       DEFINED                  6400        0        0
SANDISK CORP                   COM              80004C101      285     7800 SH       DEFINED                  7800        0        0
SMITH A O                      COM              831865209     2249    46000 SH       DEFINED                 46000        0        0
TESLA MTRS INC                 COM              88160R101      219     7000 SH       DEFINED                  7000        0        0
TETRA TECH INC NEW             COM              88162G103     1677    64300 SH       DEFINED                 64300        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      287     7270 SH       DEFINED                  7270        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102     5025    96800 SH       DEFINED                 96800        0        0
WASTE MGMT INC DEL             COM              94106L109     1627    48700 SH       DEFINED                 48700        0        0
WATERS CORP                    COM              941848103     1145    14400 SH       DEFINED                 14400        0        0
WATTS WATER TECHNOLOGIES INC   CL A             942749102     1162    34854 SH       DEFINED                 34854        0        0
XYLEM INC                      COM              98419M100     5410   214900 SH       DEFINED                214900        0        0